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March 4, 2022 VIA EDGAR Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

Re:	AMG Funds IV

File Nos. 033-68666; 811-08004

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds IV (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 198 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 28, 2022 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)

Prospectus for AMG Beutel Goodman Core Plus Bond Fund (formerly AMG Managers DoubleLine Core Plus Bond Fund), AMG Beutel Goodman International Equity Fund (formerly AMG Managers Pictet International Fund), AMG GW&K Small/Mid Cap Growth Fund (formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund) and AMG Montrusco Bolton Large Cap Growth Fund (formerly AMG Managers Montag & Caldwell Growth Fund), dated March 1, 2022;

(ii)

Prospectus for AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road International Value Equity Fund (formerly AMG River Road Long-Short Fund), AMG River Road Mid Cap Value Fund (formerly AMG Managers Fairpointe Mid Cap Fund), AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund, dated March 1, 2022;

(iii)

Statement of Additional Information for AMG Beutel Goodman Core Plus Bond Fund, AMG Beutel Goodman International Equity Fund, AMG GW&K Small/Mid Cap Growth Fund and AMG Montrusco Bolton Large Cap Growth Fund, dated March 1, 2022; and

March 4, 2022

(iv)

Statement of Additional Information for AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road International Value Equity Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund, dated March 1, 2022.

If you have any questions concerning this filing, please call me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws

Renee E. Laws